Long-Term Debt - Schedule of Carrying Amounts and Estimated Fair Values of Long-Term Debt (Detail) (USD $)	Dec. 31, 2014	Dec. 31, 2013	Mar. 31, 2014
Debt Instrument [Line Items]
Less: current maturities	$ (19,192,000)	$ (11,105,000)
Long-term debt, less current maturities	1,637,592,000	1,381,327,000
Notes, 6.1%, due 2041 [Member]
Debt Instrument [Line Items]
Notes payable			125,000,000
Carrying Amount [Member]
Debt Instrument [Line Items]
Total long-term debt	1,656,784,000	1,392,432,000
Less: current maturities	(19,192,000)	(11,105,000)
Long-term debt, less current maturities	1,637,592,000	1,381,327,000
Total long-term debt	1,656,784,000	1,392,432,000
Carrying Amount [Member] | Centuri secured revolving credit and term loan facility [Member]
Debt Instrument [Line Items]
Centuri secured revolving credit and term loan facility	199,267,000
Carrying Amount [Member] | Centuri other debt obligations [Member]
Debt Instrument [Line Items]
Centuri other debt obligations	31,128,000	42,213,000
Carrying Amount [Member] | Bonds [Member]
Debt Instrument [Line Items]
Unsecured debt	374,112,000	438,279,000
Carrying Amount [Member] | Debentures [Member]
Debt Instrument [Line Items]
Unamortized discount	(5,223,000)	(5,560,000)
Notes payable	902,277,000	901,940,000
Carrying Amount [Member] | Debentures [Member] | Notes, 4.45%, due 2020 [Member]
Debt Instrument [Line Items]
Notes payable	125,000,000	125,000,000
Carrying Amount [Member] | Debentures [Member] | Notes, 6.1%, due 2041 [Member]
Debt Instrument [Line Items]
Notes payable	125,000,000	125,000,000
Carrying Amount [Member] | Debentures [Member] | Notes, 3.875%, due 2022 [Member]
Debt Instrument [Line Items]
Notes payable	250,000,000	250,000,000
Carrying Amount [Member] | Debentures [Member] | Notes, 4.875%, due 2043 [Member]
Debt Instrument [Line Items]
Notes payable	250,000,000	250,000,000
Carrying Amount [Member] | Debentures [Member] | 8% Series, due 2026 [Member]
Debt Instrument [Line Items]
Notes payable	75,000,000	75,000,000
Carrying Amount [Member] | Debentures [Member] | Medium-term notes, 7.59% series, due 2017 [Member]
Debt Instrument [Line Items]
Notes payable	25,000,000	25,000,000
Carrying Amount [Member] | Debentures [Member] | Medium-term notes, 7.78% series, due 2022 [Member]
Debt Instrument [Line Items]
Notes payable	25,000,000	25,000,000
Carrying Amount [Member] | Debentures [Member] | Medium-term notes, 7.92% series, due 2027 [Member]
Debt Instrument [Line Items]
Notes payable	25,000,000	25,000,000
Carrying Amount [Member] | Debentures [Member] | Medium-term notes, 6.76% series, due 2027 [Member]
Debt Instrument [Line Items]
Notes payable	7,500,000	7,500,000
Carrying Amount [Member] | Debentures [Member] | Revolving credit facility and commercial paper [Member]
Debt Instrument [Line Items]
Line of credit facility	150,000,000	10,000,000
Carrying Amount [Member] | Variable-rate bonds [Member] | Tax-exempt Series A, due 2028 [Member]
Debt Instrument [Line Items]
Unsecured debt	50,000,000	50,000,000
Carrying Amount [Member] | Variable-rate bonds [Member] | 2003 Series A, due 2038 [Member]
Debt Instrument [Line Items]
Unsecured debt	50,000,000	50,000,000
Carrying Amount [Member] | Variable-rate bonds [Member] | 2008 Series A, due 2038 [Member]
Debt Instrument [Line Items]
Unsecured debt	50,000,000	50,000,000
Carrying Amount [Member] | Variable-rate bonds [Member] | 2009 Series A, due 2039 [Member]
Debt Instrument [Line Items]
Unsecured debt	50,000,000	50,000,000
Carrying Amount [Member] | Fixed-rate bonds [Member]
Debt Instrument [Line Items]
Unamortized discount	(1,943,000)	(2,776,000)
Carrying Amount [Member] | Fixed-rate bonds [Member] | 5.25% 2003 Series D, due 2038 [Member]
Debt Instrument [Line Items]
Unsecured debt	20,000,000	20,000,000
Carrying Amount [Member] | Fixed-rate bonds [Member] | 5.25% 2004 Series A, due 2034 [Member]
Debt Instrument [Line Items]
Unsecured debt		65,000,000
Carrying Amount [Member] | Fixed-rate bonds [Member] | 5.00% 2004 Series B, due 2033 [Member]
Debt Instrument [Line Items]
Unsecured debt	31,200,000	31,200,000
Carrying Amount [Member] | Fixed-rate bonds [Member] | 4.85% 2005 Series A, due 2035 [Member]
Debt Instrument [Line Items]
Unsecured debt	100,000,000	100,000,000
Carrying Amount [Member] | Fixed-rate bonds [Member] | 4.75% 2006 Series A, due 2036 [Member]
Debt Instrument [Line Items]
Unsecured debt	24,855,000	24,855,000
Market Value [Member] | Centuri secured revolving credit and term loan facility [Member]
Debt Instrument [Line Items]
Centuri secured revolving credit and term loan facility	200,341,000
Market Value [Member] | Centuri other debt obligations [Member]
Debt Instrument [Line Items]
Centuri other debt obligations	31,127,000	42,119,000
Market Value [Member] | Debentures [Member] | Notes, 4.45%, due 2020 [Member]
Debt Instrument [Line Items]
Notes payable, fair value disclosure	133,403,000	130,953,000
Market Value [Member] | Debentures [Member] | Notes, 6.1%, due 2041 [Member]
Debt Instrument [Line Items]
Notes payable, fair value disclosure	157,290,000	141,873,000
Market Value [Member] | Debentures [Member] | Notes, 3.875%, due 2022 [Member]
Debt Instrument [Line Items]
Notes payable, fair value disclosure	262,030,000	252,485,000
Market Value [Member] | Debentures [Member] | Notes, 4.875%, due 2043 [Member]
Debt Instrument [Line Items]
Notes payable, fair value disclosure	280,903,000	257,280,000
Market Value [Member] | Debentures [Member] | 8% Series, due 2026 [Member]
Debt Instrument [Line Items]
Notes payable, fair value disclosure	102,296,000	96,263,000
Market Value [Member] | Debentures [Member] | Medium-term notes, 7.59% series, due 2017 [Member]
Debt Instrument [Line Items]
Notes payable, fair value disclosure	27,573,000	28,741,000
Market Value [Member] | Debentures [Member] | Medium-term notes, 7.78% series, due 2022 [Member]
Debt Instrument [Line Items]
Notes payable, fair value disclosure	31,144,000	30,586,000
Market Value [Member] | Debentures [Member] | Medium-term notes, 7.92% series, due 2027 [Member]
Debt Instrument [Line Items]
Notes payable, fair value disclosure	33,695,000	31,497,000
Market Value [Member] | Debentures [Member] | Medium-term notes, 6.76% series, due 2027 [Member]
Debt Instrument [Line Items]
Notes payable, fair value disclosure	9,156,000	8,468,000
Market Value [Member] | Debentures [Member] | Revolving credit facility and commercial paper [Member]
Debt Instrument [Line Items]
Line of credit facility, fair value	150,000,000	10,000,000
Market Value [Member] | Variable-rate bonds [Member] | Tax-exempt Series A, due 2028 [Member]
Debt Instrument [Line Items]
Line of credit facility, fair value	50,000,000	50,000,000
Market Value [Member] | Variable-rate bonds [Member] | 2003 Series A, due 2038 [Member]
Debt Instrument [Line Items]
Line of credit facility, fair value	50,000,000	50,000,000
Market Value [Member] | Variable-rate bonds [Member] | 2008 Series A, due 2038 [Member]
Debt Instrument [Line Items]
Line of credit facility, fair value	50,000,000	50,000,000
Market Value [Member] | Variable-rate bonds [Member] | 2009 Series A, due 2039 [Member]
Debt Instrument [Line Items]
Line of credit facility, fair value	50,000,000	50,000,000
Market Value [Member] | Fixed-rate bonds [Member] | 5.25% 2003 Series D, due 2038 [Member]
Debt Instrument [Line Items]
Line of credit facility, fair value	20,277,000	20,150,000
Market Value [Member] | Fixed-rate bonds [Member] | 5.25% 2004 Series A, due 2034 [Member]
Debt Instrument [Line Items]
Line of credit facility, fair value		64,522,000
Market Value [Member] | Fixed-rate bonds [Member] | 5.00% 2004 Series B, due 2033 [Member]
Debt Instrument [Line Items]
Line of credit facility, fair value	31,223,000	30,284,000
Market Value [Member] | Fixed-rate bonds [Member] | 4.85% 2005 Series A, due 2035 [Member]
Debt Instrument [Line Items]
Line of credit facility, fair value	100,071,000	95,192,000
Market Value [Member] | Fixed-rate bonds [Member] | 4.75% 2006 Series A, due 2036 [Member]
Debt Instrument [Line Items]
Line of credit facility, fair value	$ 25,399,000	$ 22,974,000